Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Corporate income tax rate	25.00%	25.00%	25.00%
Unrecognized tax benefits	12 months
United States [Member]
Income Tax [Line Items]
Corporate income tax rate	21.00%
Tax losses	$ 78,743	$ 60,568
Percentage of taxable income annual limitation to offset against future taxable profits	80.00%
New Jersey [Member]
Income Tax [Line Items]
Corporate income tax rate	9.00%
Adlai Hangzhou in Mainland China [Member]
Income Tax [Line Items]
Corporate income tax rate	25.00%
Tax losses	$ 133,937	$ 108,956
Adlai Hangzhou in Mainland China [Member] | Bottom of Range [Member]
Income Tax [Line Items]
Expiries extending term	5 years
Unused tax losses expiry term	5 years
Adlai Hangzhou in Mainland China [Member] | Top of Range [Member]
Income Tax [Line Items]
Expiries extending term	10 years
Unused tax losses expiry term	10 years